UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272

Signature, Place and Date of Signing:


/s/ Peter J. Gavey                Darien, CT                 February 14, 2011
---------------------          -----------------             ------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $345,626
                                         (thousands)

List of Other Included Managers: None

                                                 FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                TITLE                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
AEROVIRONMENT INC               COM               008073108    1,923      71,672  SH          Sole               71,672
AIRCASTLE LTD                   COM               G0129K104   14,138   1,352,964  SH          Sole            1,352,964
ALLIANCE DATA SYSTEMS CORP      COM               018581108   20,084     282,759  SH          Sole              282,759
ALLIANT TECHSYSTEMS INC         COM               018804104   18,682     250,996  SH          Sole              250,996
AMPHENOL CORP NEW               CL A              032095101   20,541     389,177  SH          Sole              389,177
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205   19,995     358,133  SH          Sole              358,133
BAXTER INTL INC                 COM               071813109   14,627     288,949  SH          Sole              288,949
BROADRIDGE FINL SOLUTIONS IN    COM               11133T103    1,938      88,380  SH          Sole               88,380
SCHWAB CHARLES CORP NEW         COM               808513105    3,863     225,760  SH          Sole              225,760
CHIMERA INVT CORP               COM               16934Q109    3,622     881,155  SH          Sole              881,155
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626      322       8,575  SH          Sole                8,575
COPART INC                      COM               217204106    9,525     255,030  SH          Sole              255,030
CORNING INC                     COM               219350105   12,642     654,360  SH          Sole              654,360
COVANTA HLDG CORP               COM               22282E102    9,502     552,754  SH          Sole              552,754
CREDIT ACCEP CORP MICH          COM               225310101   24,298     387,096  SH          Sole              387,096
CLEVELAND BIOLABS INC           COM               185860103    3,727     516,199  SH          Sole              516,199
DEALERTRACK HLDGS INC           COM               242309102   12,163     606,039  SH          Sole              606,039
DISCOVERY COMMUNICATNS NEW      COM SER C         25470F302    8,068     219,906  SH          Sole              219,906
GENESEE & WYO INC               CL A              371559105   20,848     393,723  SH          Sole              393,723
GOODRICH CORP                   COM               382388106   13,907     157,910  SH          Sole              157,910
HASBRO INC                      COM               418056107   13,859     293,756  SH          Sole              293,756
HEXCEL CORP NEW                 COM               428291108   12,417     686,417  SH          Sole              686,417
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   13,531     220,850  SH          Sole              220,850
MODINE MFG CO                   COM               607828100    3,649     235,429  SH          Sole              235,429
NEUSTAR INC                     CL A              64126X201    1,976      75,840  SH          Sole               75,840
NYSE EURONEXT                   COM               629491101    4,578     152,700  SH          Sole              152,700
PALOMAR MED TECHNOLOGIES INC    COM NEW           697529303    7,244     509,777  SH          Sole              509,777
PECO ENERGY CO                  PREFERRED STOCKS  693304404      310       3,800  SH          Sole                3,800
PENN MILLERS HLDG CORP          COM               707561106      236      17,814  SH          Sole               17,814
SEALED AIR CORP NEW             COM               81211K100    6,899     271,063  SH          Sole              271,063
STANCORP FINL GROUP INC         COM               852891100    2,482      54,995  SH          Sole               54,995
STEINWAY MUSICAL INSTRS INC     COM               858495104    5,906     297,546  SH          Sole              297,546
TYCO ELECTRONICS LTD SWITZER    SHS               H8912P106   16,158     456,428  SH          Sole              456,428
VICOR CORP                      COM               925815102   18,533   1,130,035  SH          Sole            1,130,035
ZEBRA TECHNOLOGIES CORP         CL A              989207105    3,433      90,376  SH          Sole               90,376

SK 02810 0001 1163934